OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 5:-   OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2014	2013

Prepaid expenses and advanced payments	$2,359	$2,939
Government authorities	2,076	903
Deposits with escrow agent (see also Note 1b5)	1,760	1,760
Other receivables	1,038	1,721

	$7,233	$7,323